STOCKHOLDERS DEFICIT (Details Narrative1) - USD ($)								1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2021	Apr. 14, 2021	Apr. 08, 2021	Jan. 10, 2021	Dec. 15, 2020	Jun. 12, 2020	Sep. 05, 2019	Jun. 28, 2021	May 24, 2021	May 20, 2021	May 19, 2021	Apr. 15, 2021	Feb. 26, 2021	Dec. 25, 2020	Dec. 18, 2020	Dec. 16, 2020	Aug. 24, 2020	May 18, 2020	Sep. 17, 2019	Aug. 23, 2019	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 18, 2021
Reedemable options percentage		115.00%
Conversion price of shares																							$ 9,842,000	$ 168,000	$ 8,471,000
Beneficial conversion feature													$ 164,000												5,000,000
Amortization of beneficial conversion feature													$ 27,273									$ 3,269,505			1,721,000
Accretion pf the redemption of Beneficial conversion feature																									$ 302,500
Preferred stock, shares authorized		10,000																			200,000,000		200,000,000		200,000,000	200,000,000
Preferred stock, shares par value																					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Conversion of shares			3,144,000
Monthly Compensation									$ 15,000
Prepaid expense remaining balance																					$ 308,250		$ 308,250		$ 308,250
Consulting expense																							308,250		308,250
Issuance of common stock																		$ 50,000
Fair value of shares																		$ 560,000					0	610,000	$ 610,000	$ 0
Common Stock price per share	$ 0.55									$ 0.55
Preferred stock, shares outstanding																									262		600
Aggregate purchase price																							$ 500,000
Adjustments of warrants																							10,000,000
Net proceeds of agreement																							$ 17,277,123	$ 0	$ 0	1,774,000
Value of warrants																										90,000
Securities Purchase Agreement [Member] | Series B Preferred Equity Offering [Member]
Beneficial conversion feature																										475,000
Fair value of shares											$ 2,000,000
Preferred stock, stated value																			$ 1,200
Purchase of common stock , shares											980,000								5,000						5,008
Net proceeds of agreement																			$ 5,000,000
Exchange aggregate Preferred Stock		3,600
Dividend in kind																									113,517,030
Total																			1,335,000							$ 2,250,000
Company received from issuance																			$ 3,250,000
Issuance of shares																			3,250							2,250
Consultant [Member]
Monthly Compensation									12,500
Issuance of common stock		$ 500,000			$ 500,000	$ 61,250								$ 1,500,000			$ 1,500,000						$ 13,861,386
Issuance of common stock, shares						1,250,000
Fair value of shares		$ 195,000			$ 135,000				$ 99,600					$ 616,500											$ 67,500
Term									3 months					6 months			6 months
Grant date fair value																									$ 0.27
Common Stock price per share		$ 0.39			$ 0.27	$ 0.049			$ 0.50					$ 0.041
Expensed during the period																									$ 67,500
Vested of commn stock, shares		62,500							50,000														73,126
Common stock vesting value		$ 24,275
Compensation of common stock, shares									200,000
Shares payable									$ 24,900
GHS [Member]
Expensed during the period								$ 90,330
Aggregate purchase warrants								1,100,000
Purchase of common stock , shares								7,500,000
Net proceeds of agreement								$ 2,909,670
Aggregate purchase price of warrants								$ 3,011,000
GHS [Member] | Equity Financing Agreement 2019 [Member]
Amount received upon filling S-1																				$ 11,000,000
Common stock, par value																				$ 0.0001
Maximum average daily tading volume, percentage																				200.00%
Trading days																				10 years
Maximum average daily tading volume, amount																				$ 500,000
Beneficial ownership, percentage																				4.99%
Put share price per share, market price percentage																				80.00%
Put share transaction, description																				Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the Registration Statement or the date on which GHS has purchased an aggregate of $11,000,000 worth of Common Stock under the terms of the Equity Financing. Agreement.
GHS [Member] | Securities Purchase Agreement [Member]
Preferred stock, shares par value															$ 0.0001
Common Stock price per share	$ 0.55	$ 0.55						$ 0.40		$ 0.55					0.0001
Common stock, par value															$ 0.27
Aggregate purchase price															$ 5,000,000
Stated value of shares purchased															6,000,000
Discount amount, share purchased															$ 1,000,000
Aggregate purchase warrants		10,000,000						1,100,000							5,000
Common stock granted															6,000,000
Common stock granted, amount															$ 1,616,250
Purchase price per share, preferred shares															$ 1,000
Purchase of common stock , shares	15,454,456	5,000,000						3,000,000		2,727,272
Exercise price		$ 0.75
Adjustments of warrants		1,000,000
Net proceeds of agreement	$ 8,245,000	$ 4,732,123								$ 1,455,000
Value of warrants								$ 11,000
Series D Preferred Stock [Member]
Reedemable options percentage		125.00%
Conversion price of shares																									3,022,000
Beneficial conversion feature																									$ 1,050,000
Preferred stock, shares authorized																20,000					5,000		5,000		5,000
Preferred stock, shares par value															0.0001	$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001
Common Stock price per share																$ 0.10
Discount rate																35.00%
Preferred stock, shares outstanding																					0		0		6,050
Aggregate price																$ 10,000,000
Preferred shares, Dividend rate																12.00%
Preferred stock, stated value																$ 1,200
Series D Preferred Stock [Member] | Minimum [Member]
Reedemable options percentage																115.00%
Series D Preferred Stock [Member] | Maximum [Member]
Reedemable options percentage																125.00%
Series B Preferred Stock [Member]
Preferred stock, shares authorized																					5,000		5,000		5,000	5,000
Preferred stock, shares par value							$ 0.0001
Conversion of shares			262
Preferred stock, shares outstanding																					345		345		607	2,250
Preferred stock, stated value							$ 1,200														$ 0		$ 0		$ 0	$ 0
Purchase of common stock , shares																			5,000
Designated Preferred shares							5,000
Series B Preferred Stock [Member] | Minimum [Member]
Reedemable options percentage							120.00%
Series B Preferred Stock [Member] | Maximum [Member]
Reedemable options percentage							135.00%
Series D Preferred Stocks [Member] | Share exchange agreement [Member]
Aggregate purchase price				$ 1,050,000
Stated value of shares purchased				1,250,000
Discount amount, share purchased				$ 250,000
Preferred shares in transaction				1,050
Deemed dividend												$ 2,719,538
Exchange aggregate Preferred Stock		3,600
Reedemable Preferred Stock												2,450
Exchange into dividend, amount												$ 3,258,189
Reedemable amount												$ 3,513,504
Series E Preferred Stock [Member]
Preferred stock, shares authorized																					5,000		5,000
Conversion of shares																					1,200
Issuance of common stock, shares		10,000
Common Stock price per share		$ 0.35													$ 0.0001
Preferred stock, shares outstanding																					2,540		2,540		0	2,540
Dividend rate per annum		12.00%
Series E Preferred Stock converted into shares of common stock																					4,114,286
Series A Preferred Stock [Member]
Preferred stock, shares authorized																					5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, shares outstanding																					5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, stated value																					$ 500		$ 500		$ 500	$ 500